UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS GLOBAL INCOME FUND

FORM N-Q

MARCH 31, 2008

LEGG MASON PARTNERS GLOBAL INCOME FUND

Schedule of Investments (unaudited)	March 31, 2008

FACE AMOUNT†		SECURITY	VALUE
CORPORATE BONDS & NOTES - 50.9%
Aerospace & Defense - 0.4%
5,000		DRS Technologies Inc., Senior Subordinated Notes, 6.625% due 2/1/16	$4,913
106,099		Systems 2001 Asset Trust, 6.664% due 9/15/13 (a)	109,038

		Total Aerospace & Defense	113,951

Auto Components - 0.0%
15,000		Visteon Corp., Senior Notes, 8.250% due 8/1/10	12,337

Building Products - 0.1%
20,000	EUR	Eco-Bat Finance PLC, 10.125% due 1/31/13 (a)	32,398

Capital Markets - 2.1%
43,000	EUR	AIB UK 1 LP, 4.781% due 12/17/14 (b)(c)	50,036
20,000	GBP	Bear Stearns Cos. Inc., 5.125% due 1/20/10	36,948
200,000		Kaupthing Bank HF, 7.625% due 2/28/15 (a)(d)	188,260
90,000		Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes, 5.857% due 5/31/12 (b)(c)	56,972
		Lehman Brothers Holdings Inc.:
130,000		5.250% due 2/6/12	125,549
50,000	EUR	4.625% due 3/14/19 (b)	60,647
120,000		Merrill Lynch & Co. Inc., Subordinated Notes, 5.700% due 5/2/17	114,190

		Total Capital Markets	632,602

Chemicals - 0.3%
50,000	EUR	Koninklijke DSM NV, Medium-Term Note, Senior Notes, 5.250% due 10/17/17	75,038

Commercial Banks - 10.5%
100,000	EUR	Banca Monte dei Paschi di Siena SpA, 4.875% due 5/31/16	144,132
50,000	EUR	Banco Bradesco SA, 8.000% due 4/15/14	86,329
100,000	EUR	Banco Popolare Scarl, 6.156% due 6/21/17 (b)(c)	129,575
50,000	GBP	Co-Operative Bank PLC, 5.875% due 4/2/19 (b)	89,583
150,000	EUR	Commerzbank Capital Funding Trust I, 5.012% due 4/12/16 (b)(c)	182,323
300,000	EUR	Deutsche Postbank IV, 5.983% due 6/29/17 (b)(c)(e)	393,062
200,000	EUR	ESFG International Ltd., 5.753% due 6/6/17 (b)(c)(e)	271,744
100,000	EUR	Fortis Bank SA/NV, 4.625% due 10/27/17 (a)(b)(c)	129,926
130,000		Glitnir Banki HF, Subordinated Notes, 6.693% due 6/15/16 (a)(b)	104,853
180,000		HSBK Europe BV, 7.250% due 5/3/17 (a)	156,600
93,000	EUR	HT1 Funding GmbH, 6.352% due 6/30/17 (b)(c)	106,413
50,000	EUR	Hypo Real Estate International Trust I, 5.864% due 6/14/17 (b)(c)	45,768
100,000		ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (a)(b)	86,141
151,000	EUR	Lloyds TSB Bank PLC, 4.385% due 5/12/17 (b)(c)	189,255
90,000		Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (a)(b)(c)	78,704
100,000		Royal Bank of Scotland Group PLC, Junior Subordinated Notes, Medium-Term Notes, 7.640% due 9/29/17 (b)(c)	86,256
50,000	GBP	Royal Bank of Scotland PLC, 6.200% due 3/22/22 (b)(c)	81,322
100,000	EUR	SNS Reaal Groep NV, 6.258% due 7/17/17 (b)(c)	128,319
200,000	EUR	Standard Chartered Bank, 5.875% due 9/26/17 (a)(e)	295,781
180,000		TuranAlem Finance BV, Bonds, 8.250% due 1/22/37 (a)	141,624
90,000		Wachovia Capital Trust III, Bank Guaranteed, 5.800% due 3/15/11 (b)(c)	64,165
125,000		Woori Bank, 6.125% due 5/3/16 (a)(b)	122,464

		Total Commercial Banks	3,114,339

Commercial Services & Supplies - 1.0%
9,000		DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	9,203

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

FACE AMOUNT†		SECURITY	VALUE
Commercial Services & Supplies - 1.0% (continued)
275,000		Waste Management Inc., 6.875% due 5/15/09 (e)	$282,192

		Total Commercial Services & Supplies	291,395

Consumer Finance - 4.3%
100,000		American Express Co., Subordinated Debentures, 6.800% due 9/1/66 (b)	94,170
		Ford Motor Credit Co.:
50,000		Bonds, 7.375% due 2/1/11	41,718
420,000		Notes, 7.375% due 10/28/09 (e)	382,811
		General Motors Acceptance Corp.:
321,000		Bonds, 8.000% due 11/1/31 (e)	230,548
410,000		Notes, 5.625% due 5/15/09 (e)	373,730
		SLM Corp., Medium-Term Notes:
60,000		5.000% due 10/1/13	45,213
95,000		5.375% due 5/15/14	71,381
30,000		5.050% due 11/14/14	21,847
10,000		5.625% due 8/1/33	6,837

		Total Consumer Finance	1,268,255

Containers & Packaging - 0.0%
10,000		Graham Packaging Co. Inc., 8.500% due 10/15/12	9,050

Diversified Consumer Services - 0.3%
40,000	GBP	Dignity Finance PLC, 8.151% due 12/31/30	78,724
15,000		Service Corp. International, Senior Notes, 7.500% due 4/1/27	12,825

		Total Diversified Consumer Services	91,549

Diversified Financial Services - 5.5%
36,000	EUR	ABN AMRO Bank NV, 4.310% due 3/10/16 (b)(c)	43,706
80,000	GBP	Annington Finance No. 4, 8.070% due 1/10/23	162,526
50,000	EUR	Bayerische Landesbank, Medium-Term Notes, 5.750% due 10/23/17	75,460
		Citigroup Inc.:
240,000		4.125% due 2/22/10 (e)	237,808
70,000		5.000% due 9/15/14	66,059
157,000	EUR	Fortis Hybrid Financing, 5.125% due 6/20/16 (b)(c)	198,209
60,000		General Electric Capital Corp., 5.400% due 2/15/17	61,033
		HSBC Finance Corp.:
80,000		7.000% due 5/15/12	83,051
50,000		Senior Notes, 8.000% due 7/15/10	52,792
8,000	EUR	ING Groep NV, 4.176% due 6/8/15 (b)(c)	9,928
50,000	GBP	Irish Nationwide Building Society, 5.875% due 12/15/08	98,447
165,000	EUR	MUFG Capital Finance 2 Ltd., 4.850% due 7/25/16 (b)(c)	184,956
85,000	EUR	MUFG Capital Finance 4 Ltd., Junior Subordinated, 5.271% due 1/25/17 (b)(c)	99,956
200,000	EUR	RZB Finance Jersey IV Ltd., 5.169% due 5/16/16 (b)(c)(e)	245,881

		Total Diversified Financial Services	1,619,812

Diversified Telecommunication Services - 1.3%
		Citizens Communications Co.:
10,000		Senior Bonds, 7.125% due 3/15/19	8,800
5,000		Senior Notes, 7.875% due 1/15/27	4,313
14,000	GBP	France Telecom SA, 8.000% due 12/20/17	31,070
87,000	EUR	Koninklijke (Royal) KPN NV, 4.750% due 1/17/17	121,291
15,000		Level 3 Financing Inc., Senior Notes, 9.250% due 11/1/14	12,338
20,000		Qwest Capital Funding Inc., 7.750% due 2/15/31	16,900
4,000		Qwest Communications International Inc., Senior Notes, 6.565% due 2/15/09 (b)	3,980
95,000	GBP	Telefonica Emisones SAU, 5.375% due 2/2/18	169,844

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

FACE AMOUNT†		SECURITY	VALUE
Diversified Telecommunication Services - 1.3% (continued)
25,000		Windstream Corp., Senior Notes, 8.625% due 8/1/16	$24,687

		Total Diversified Telecommunication Services	393,223

Electric Utilities - 1.5%
40,000		Cleveland Electric Illuminating Co., Senior Notes, 5.650% due 12/15/13	40,495
60,000		Exelon Corp., Bonds, 5.625% due 6/15/35	52,933
		FirstEnergy Corp., Notes:
190,000		6.450% due 11/15/11 (e)	199,044
60,000		7.375% due 11/15/31	65,458
100,000		Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34	98,350

		Total Electric Utilities	456,280

Energy Equipment & Services - 0.3%
15,000		Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	14,475
20,000		Pride International Inc., Senior Notes, 7.375% due 7/15/14	20,900
49,000		Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	53,782

		Total Energy Equipment & Services	89,157

Food & Staples Retailing - 0.4%
40,000	EUR	Central European Distribution Corp., 8.000% due 7/25/12 (a)	60,055
50,000		Wal-Mart Stores Inc., 5.250% due 9/1/35	44,402

		Total Food & Staples Retailing	104,457

Gas Utilities - 0.1%
15,000		Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	14,700

Health Care Equipment & Supplies - 0.9%
153,000	EUR	Astrazeneca PLC, 5.125% due 1/15/15	244,758
8,000	EUR	Fresenius Finance BV, 5.500% due 1/31/16 (a)	11,568
13,000	EUR	Fresenius Medical Care Capital Trust V, 7.375% due 6/15/11	21,059

		Total Health Care Equipment & Supplies	277,385

Health Care Providers & Services - 0.9%
10,000		AmerisourceBergen Corp., 5.875% due 9/15/15 (e)	9,870
10,000		Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15	10,087
20,000		DaVita Inc., Senior Notes, 6.625% due 3/15/13	19,500
		HCA Inc.:
50,000		Notes, 7.500% due 11/6/33	38,875
190,000		Senior Notes, 6.250% due 2/15/13	166,250
		Tenet Healthcare Corp., Senior Notes:
20,000		6.500% due 6/1/12	17,750
10,000		9.875% due 7/1/14	9,725

		Total Health Care Providers & Services	272,057

Hotels, Restaurants & Leisure - 0.6%
		Boyd Gaming Corp., Senior Subordinated Notes:
10,000		6.750% due 4/15/14	8,250
130,000		7.125% due 2/1/16	105,300
7,000		Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	5,915
10,000		Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	9,750
		MGM MIRAGE Inc.:
10,000		Notes, 6.750% due 9/1/12	9,325
		Senior Notes:
20,000		8.500% due 9/15/10	20,750
5,000		6.625% due 7/15/15	4,375

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

FACE AMOUNT†		SECURITY	VALUE
Hotels, Restaurants & Leisure - 0.6% (continued)
15,000		7.625% due 1/15/17	$13,725
		Station Casinos Inc.:
15,000		Senior Notes, 7.750% due 8/15/16	12,150
5,000		Senior Subordinated Notes, 6.875% due 3/1/16	2,937

		Total Hotels, Restaurants & Leisure	192,477

Independent Power Producers & Energy Traders - 1.3%
		AES Corp.:
41,000		Secured Notes, 8.750% due 5/15/13 (a)	42,845
		Senior Notes:
17,000		9.500% due 6/1/09	17,629
7,000		8.875% due 2/15/11	7,367
6,000		7.750% due 3/1/14	6,068
20,000		Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19	18,800
10,000		Edison Mission Energy, Senior Notes, 7.200% due 5/15/19	9,925
20,000		NRG Energy Inc., Senior Notes, 7.250% due 2/1/14	19,800
		TXU Corp., Senior Notes:
200,000		5.550% due 11/15/14	157,168
150,000		6.550% due 11/15/34	106,647

		Total Independent Power Producers & Energy Traders	386,249

Industrial Conglomerates - 0.6%
		Tyco International Group SA:
100,000		Notes, 6.125% due 11/1/08	100,762
85,000		Senior Notes, 6.375% due 10/15/11	84,768

		Total Industrial Conglomerates	185,530

Insurance - 5.3%
130,000		American International Group Inc., Junior Subordinated Debentures, 6.250% due 3/15/37	105,623
50,000	EUR	AXA, 6.211% due 10/15/17 (b)(c)	68,547
45,000	GBP	Bupa Finance PLC, 6.125% due 9/16/20 (b)(c)	73,617
		ELM BV:
300,000	EUR	5.252% due 5/25/16 (b)(c)(e)	389,725
100,000	EUR	5.849% due 4/12/17 (b)(c)	130,170
		Generali Finance BV:
100,000	EUR	5.479% due 6/16/16 (b)(c)	137,405
100,000	EUR	5.317% due 2/8/17 (b)(c)	138,769
50,000	EUR	Groupama SA, 6.298% due 10/22/17 (b)(c)	66,459
150,000	EUR	Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), 5.767% due 6/12/17 (b)(c)	202,035
53,000	GBP	Royal & Sun Alliance Insurance Group PLC, 8.500% due 12/8/14 (b)(c)	106,644
60,000	EUR	SL PLC, 5.314% due 1/6/15 (b)(c)	78,425
80,000		Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37 (b)	70,678
20,000		XL Capital Ltd., 5.250% due 9/15/14	18,241

		Total Insurance	1,586,338

IT Services - 0.4%
110,000		Electronic Data Systems Corp., Notes, 7.125% due 10/15/09	112,231
10,000		SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13	10,150

		Total IT Services	122,381

Machinery - 0.1%
11,000	EUR	AGCO Corp., 6.875% due 4/15/14 (f)	16,167

Media - 2.6%
10,000		CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	7,000
155,000		Comcast Cable Communications Inc., Senior Notes, 6.750% due 1/30/11	161,251

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

FACE AMOUNT†	SECURITY	VALUE
Media - 2.6% (continued)
	Comcast Corp., Notes:
95,000	6.500% due 1/15/15	$97,418
60,000	6.500% due 1/15/17	61,381
40,000	5.875% due 2/15/18	39,033
195,000	COX Communications Inc., Notes, 7.125% due 10/1/12	206,712
	CSC Holdings Inc.:
20,000	Senior Debentures, 7.875% due 2/15/18	18,600
1,000	Senior Notes, 7.625% due 4/1/11	994
15,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	15,281
30,000	EchoStar DBS Corp., Senior Notes, 7.125% due 2/1/16	28,125
20,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	13,050
4,000	Lamar Media Corp., Senior Subordinated Notes, 7.250% due 1/1/13	3,820
5,000	R.H. Donnelley Corp., Senior Notes, 8.875% due 10/15/17 (a)	3,150
10,000	Rogers Cable Inc., Senior Secured Second Priority Notes, 6.750% due 3/15/15	9,975
	Time Warner Inc., Senior Notes:
5,000	6.875% due 5/1/12	5,166
100,000	7.625% due 4/15/31	104,880

	Total Media	775,836

Metals & Mining - 0.5%
30,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	31,913
	Steel Dynamics Inc.:
10,000	6.750% due 4/1/15	9,850
5,000	7.375% due 11/1/12 (a)	5,075
90,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36	88,264

	Total Metals & Mining	135,102

Multi-Utilities - 1.1%
330,000	Pacific Gas & Electric Co., 3.600% due 3/1/09 (e)	329,257

Multiline Retail - 0.0%
10,000	J.C. Penney Co. Inc., Debentures, 7.400% due 4/1/37	9,269

Office Electronics - 0.0%
10,000	Xerox Corp., Senior Notes, 6.750% due 2/1/17	10,574

Oil, Gas & Consumable Fuels - 5.7%
100,000	Anadarko Finance Co., Senior Notes, 7.500% due 5/1/31	112,836
5,000	Chesapeake Energy Corp., Senior Notes, 6.375% due 6/15/15	4,875
	Compagnie Generale de Geophysique SA, Senior Notes:
20,000	7.500% due 5/15/15	20,400
5,000	7.750% due 5/15/17	5,100
150,000	ConocoPhillips, 4.750% due 10/15/12	155,913
260,000	Devon Financing Corp. ULC, Notes, 6.875% due 9/30/11	284,007
	El Paso Corp., Medium-Term Notes:
17,000	7.800% due 8/1/31	17,539
100,000	7.750% due 1/15/32	103,203
62,000	El Paso Natural Gas Co., Bonds, 8.375% due 6/15/32	70,723
	Gazprom, Loan Participation Notes:
90,000	6.212% due 11/22/16 (a)	83,475
100,000	Senior Notes, 6.510% due 3/7/22 (a)	89,375
135,000	Kerr-McGee Corp., Notes, 7.875% due 9/15/31	158,544
	OPTI Canada Inc., Senior Secured Notes:
10,000	7.875% due 12/15/14	9,825
10,000	8.250% due 12/15/14	9,950
18,000	Peabody Energy Corp., 6.875% due 3/15/13	18,360

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

FACE AMOUNT†		SECURITY	VALUE
Oil, Gas & Consumable Fuels - 5.7% (continued)
5,000		SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)	$4,600
22,000		Teekay Shipping Corp., Senior Notes, 8.875% due 7/15/11	23,375
		Williams Cos. Inc., Notes:
270,000		7.125% due 9/1/11	288,225
50,000		8.750% due 3/15/32	58,000
145,000		XTO Energy Inc., Senior Notes, 7.500% due 4/15/12	160,738

		Total Oil, Gas & Consumable Fuels	1,679,063

Paper & Forest Products - 0.5%
101,000	EUR	Stora Enso Oyj, 5.125% due 6/23/14	135,768

Pharmaceuticals - 0.5%
102,000	EUR	GlaxoSmithKline Capital PLC, 4.000% due 6/16/25	135,117

Real Estate Investment Trusts (REITs) - 0.2%
6,000		Forest City Enterprises Inc., Senior Notes, 6.500% due 2/1/17	5,430
10,000		Host Marriott LP, Senior Notes, 6.750% due 6/1/16	9,400
		Ventas Realty LP/Ventas Capital Corp.:
10,000		8.750% due 5/1/09	10,200
10,000		6.750% due 6/1/10	10,062
10,000		Senior Notes, 6.750% due 4/1/17	9,825

		Total Real Estate Investment Trusts (REITs)	44,917

Road & Rail - 0.1%
10,000		Hertz Corp., Senior Notes, 8.875% due 1/1/14	9,525
29,000		Kansas City Southern Railway, 9.500% due 10/1/08	29,544

		Total Road & Rail	39,069

Semiconductors & Semiconductor Equipment - 0.0%
5,000		Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14	3,938

Textiles, Apparel & Luxury Goods - 0.0%
10,000		Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	9,550

Thrifts & Mortgage Finance - 0.4%
		Countrywide Financial Corp.:
100,000		6.250% due 5/15/16	81,259
50,000		Medium-Term Notes, 5.800% due 6/7/12	45,340

		Total Thrifts & Mortgage Finance	126,599

Tobacco - 0.6%
100,000	EUR	BAT International Finance PLC, 5.375% due 6/29/17	147,579
15,000		Reynolds American Inc., 6.750% due 6/15/17	15,247

		Total Tobacco	162,826

Wireless Telecommunication Services - 0.5%
20,000		Nextel Communications Inc., Senior Notes, 7.375% due 8/1/15	15,411
5,000		Rogers Wireless Communications Inc., Secured Notes, 6.375% due 3/1/14	4,963
		Sprint Capital Corp.:
50,000		Global Notes, 7.625% due 1/30/11	46,278
100,000		Senior Notes, 8.375% due 3/15/12	92,575

		Total Wireless Telecommunication Services	159,227

		TOTAL CORPORATE BONDS & NOTES (Cost - $15,554,064)	15,113,239

COLLATERALIZED MORTGAGE OBLIGATION - 0.0%
560,232		GMAC Commercial Mortgage Securities Inc., STRIPS, 0.000% due 12/15/16 (a)(b) (Cost - $102,764)	515

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

FACE AMOUNT†		SECURITY	VALUE
MORTGAGE-BACKED SECURITIES - 35.4%
FHLMC - 3.7%
		Federal Home Loan Mortgage Corp. (FHLMC):
300,000		5.000% due 4/14/38 (g)	$297,047
		Gold:
101,000		6.500% due 8/1/29	105,853
677,554		5.500% due 11/1/37-12/1/37 (e)	685,019

		TOTAL FHLMC	1,087,919

FNMA - 28.2%
		Federal National Mortgage Association (FNMA):
300,000		5.500% due 4/17/23-4/14/38 (g)	303,984
78,962		6.500% due 7/1/29	82,559
635,823		6.000% due 8/1/36 (e)	652,173
492,585		5.500% due 1/1/37 (e)	497,789
69,352		6.000% due 3/1/37	71,135
6,840,000		5.000% due 4/14/38-5/13/38 (g)	6,768,345

		TOTAL FNMA	8,375,985

GNMA - 3.5%
		Government National Mortgage Association (GNMA):
6,552		7.000% due 8/15/28	7,012
239,746		6.500% due 10/15/31	250,583
182,217		6.000% due 11/15/32-7/15/37	188,617
566,513		6.000% due 7/15/37 (e)	585,597

		TOTAL GNMA	1,031,809

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $10,328,135)	10,495,713

SOVEREIGN BONDS - 13.3%
Germany - 9.1%
		Bundesrepublik Deutschland:
1,100,000	EUR	4.250% due 1/4/14 (e)	1,789,265
640,000	EUR	4.000% due 1/4/37 (e)	924,365

		Total Germany	2,713,630

Japan - 3.2%
		Government of Japan:
54,000,000	JPY	2.100% due 3/20/27 (e)	545,586
42,000,000	JPY	Bonds, 2.300% due 12/20/36 (e)	413,601

		Total Japan	959,187

Mexico - 0.2%
65,000		United Mexican States, Medium-Term Notes, Series A, 6.750% due 9/27/34	72,560

Russia - 0.6%
147,750		Russian Federation, 7.500% due 3/31/30 (a)	170,328

Turkey - 0.2%
60,000	TRY	Republic of Turkey, 10.000% due 2/15/12	48,277

		TOTAL SOVEREIGN BONDS (Cost - $3,689,460)	3,963,982

CONTRACTS
PURCHASED OPTIONS - 0.0%
98		Euribor Futures, Call @ $96.125, expires 6/16/08	0
33		Eurobobl Futures, Call @ $112.50, expires 5/23/08	0
14		Eurodollar Futures, Call @ $96.00, expires 9/15/08	0

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

CONTRACTS	SECURITY	VALUE
PURCHASED OPTIONS - 0.0% (continued)
16	Libor Futures, Call @ $94.50, expires 3/18/09	$0

	TOTAL PURCHASED OPTIONS (Cost - $0)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $29,674,423)	29,573,449

FACE AMOUNT
SHORT-TERM INVESTMENTS - 19.9%
Repurchase Agreements - 19.9%
$2,961,000	Lehman Brothers Inc. repurchase agreement dated 3/31/08, 2.250% due 4/1/08; Proceeds at maturity - $2,961,185; (Fully collateralized by U.S. government agency obligation, 0.000% due 1/13/33; Market value-$3,020,233) (e)	2,961,000
2,950,000	Merrill Lynch, Pierce, Fenner & Smith Inc. repurchase agreement dated 3/31/08, 2.250% due 4/1/08; Proceeds at maturity - $2,950,184; (Fully collateralized by U.S. government agency obligation, 0.000% due 4/30/08; Market value - $3,009,000) (e)	2,950,000

	Total SHORT-TERM INVESTMENTS (Cost - $5,911,000)	5,911,000

	TOTAL INVESTMENTS - 119.5% (Cost - $35,585,423#)	35,484,449
	Liabilities in Excess of Other Assets - (19.5)%	(5,798,748)

	TOTAL NET ASSETS - 100.0%	$29,685,701

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Illiquid security.

(e)	All or a portion of this security is segregated for open futures contracts, written options, forward foreign currency contracts and to-be-announced (“TBA”) securities.

(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 2).

(g)	This security is traded on TBA basis (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TRY	— New Turkish Lira

Schedule of Options Written

CONTRACTS	SECURITY	EXPIRATION DATE	STRIKE PRICE	VALUE
7	Eurobobl Futures, Put	5/23/08	$110.00	$0

	(Premiums Received - $0)

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Global Income Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in the market value of portfolio securities due to change in interest rates. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign denominated futures, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying

Notes to Schedule of Investments (unaudited) (continued)

debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(e) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(g) Mortgage Dollar Rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the specified future date. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

The Fund executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(h) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(i) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(j) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(k) Credit and Market Risk. The Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.

The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Notes to Schedule of Investments (unaudited) (continued)

Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

(l) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	3/31/2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$35,484,449	—	$35,468,282	$16,167
Other Financial Instruments*	(341,351)	$(197,876)	(143,475)	—

Total	$35,143,098	$(197,876)	$35,324,807	$16,167

*	Other financial instruments may include written options, futures, swaps and forward contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2007	$16,163
Accrued Premiums/Discounts	—
Realized Gain (Loss)	—
Change in unrealized appreciation (depreciation)	4
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of March 31, 2008	$16,167

Notes to Schedule of Investments (unaudited) (continued)

3. Investments

At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$845,566
Gross unrealized depreciation	(946,540)

Net unrealized depreciation	$(100,974)

At March 31, 2008, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)`
Contracts to Buy:
Germany Federal Republic 10-Year Bonds	3	6/08	$559,486	$549,885	$(9,601)
U.K. Treasury Bonds	5	6/08	1,076,128	1,104,958	28,830

					19,229
Contracts to Sell:
U.S. Treasury Bonds	4	6/08	$462,246	$475,188	$(12,942)
U.S. Treasury 5-Year Notes	17	6/08	1,908,930	1,941,984	(33,054)
U.S. Treasury 10-Year Notes	20	6/08	2,302,939	2,379,062	(76,123)

					(122,119)

Net Unrealized Loss on Open Futures Contracts					$(102,890)

During the period ended March 31, 2008, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Options written, outstanding December 31, 2007	3,300	$4,678

Options written	15	3,835
Options closed	—	—
Options expired	(3,308)	(8,513)

Options written, outstanding March 31, 2008	7	$0

At March 31, 2008, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain(Loss)
Contracts to Buy:
Australian Dollar	1,866,077	$1,695,996	5/7/08	$54,501
British Pound	238,610	472,469	5/7/08	1,144
British Pound	76,595	151,665	5/7/08	336
Canadian Dollar	495,000	481,281	5/7/08	(11,796)
Canadian Dollar	439,103	426,933	5/7/08	(12,223)
Canadian Dollar	205,375	199,683	5/7/08	(4,825)
Danish Krone	1,256,539	265,919	5/7/08	17,505
Euro	4,804,213	7,582,034	5/7/08	500,096

Notes to Schedule of Investments (unaudited) (continued)

Euro	6,251,954	9,866,867	5/7/08	659,489
Euro	1,007,046	1,589,325	5/7/08	105,677
Euro	39,392	62,169	5/7/08	3,670
Euro	39,034	61,604	5/7/08	4,327
Euro	289,874	457,481	5/7/08	25,916
Euro	192,081	303,143	5/7/08	3,143
Japanese Yen	534,700,600	5,366,797	5/7/08	315,447
Japanese Yen	187,720,876	1,884,157	5/7/08	111,382
Japanese Yen	39,630,810	397,775	5/7/08	23,899
New Turkish Lira	70,000	51,908	5/7/08	(5,744)
New Turkish Lira	70,000	51,908	5/7/08	(7,249)
Norwegian Krone	3,000,000	588,014	5/7/08	40,938
South Korean Won	268,000,000	270,815	5/14/08	(12,124)
Swedish Krona	13,507,217	2,269,811	5/7/08	168,175
Swedish Krona	3,500,000	588,155	5/7/08	43,030

				2,024,714
Contracts to Sell:
Australian Dollar	702,329	638,316	5/7/08	(20,730)
Australian Dollar	622,479	565,744	5/7/08	(18,560)
Australian Dollar	430,238	391,025	5/7/08	(12,252)
British Pound	864,332	1,711,458	5/7/08	(3,330)
British Pound	124,000	245,532	5/7/08	(728)
British Pound	90,000	178,208	5/7/08	(391)
Canadian Dollar	846,883	823,411	5/7/08	23,599
Danish Krone	1,500,000	317,442	5/7/08	(20,777)
Euro	8,153,898	12,868,525	5/7/08	(861,095)
Euro	5,214,100	8,228,921	5/7/08	(553,765)
Euro	1,048,048	1,654,034	5/7/08	(110,459)
Euro	866,150	1,366,963	5/7/08	(92,215)
Euro	38,210	60,303	5/7/08	(2,652)
Euro	37,715	59,523	5/7/08	(366)
Euro	195,577	308,661	5/7/08	(8,661)
Euro	600,000	946,923	5/7/08	(1,161)
Japanese Yen	276,801,897	2,778,264	5/7/08	(164,781)
Japanese Yen	125,411,355	1,258,755	5/7/08	(76,277)
Japanese Yen	14,951,881	150,072	5/7/08	(9,207)
New Turkish Lira	70,000	51,908	5/7/08	6,592
New Turkish Lira	70,000	51,908	5/7/08	5,369
Norwegian Krone	2,766,430	542,233	5/7/08	(37,502)
Polish Zloty	370,265	165,736	5/7/08	(15,381)
Swedish Krona	2,710,000	455,400	5/7/08	(23,835)
Swedish Krona	10,806,561	1,815,981	5/7/08	(132,585)
Swedish Krona	3,010,000	505,813	5/7/08	(37,039)

				(2,168,189)

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(143,475)

At March 31, 2008, the Fund held TBA securities with a total cost of $7,283,636.

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 22, 2008

By:	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: May 22, 2008